Bonds and Loans - Schedule of Composition of Loans (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 225,026	¥ 324,633
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	185,000
JPY (millions) Carrying amount	¥ 185,000	210,000
Bilateral Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.513%
Bilateral Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.616%
2025 USD Bilateral Loan
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 500
JPY (millions) Carrying amount	¥ 0	74,505
Interest rate (%)	4.71492%
2024 Syndicated Hybrid Loans (Subordinated Loans)
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 40,000
JPY (millions) Carrying amount	¥ 40,000	40,000
2024 Syndicated Hybrid Loans (Subordinated Loans) | Tokyo Interbank Offered Rate (TIBOR) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.35%
2024 Syndicated Hybrid Loans (Subordinated Loans) | Tokyo Interbank Offered Rate (TIBOR) | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.35%
Other
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 26	¥ 128